Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill
18. Goodwill
The

Company

tests

goodwill

for

impairment

annually,

or

more

frequently

when

an

indicator

of

impairment

is

identified.
Goodwill is considered impaired if the recoverable amount

is less than the carrying amount.
The recoverable

amount of

an operating

segment

is determined

based on

value-in-use

calculations,

covering a

detailed
five-year forecast, followed

by an

extrapolation of expected

cash flows for

the remaining useful

lives using a

declining growth
rate determined by management. The present value of the expected cash flows of the operating segment is determined by
applying a suitable discount rate reflecting current market assessments of the time value of money and risks specific to the segment.
For

the

purpose

of

impairment

testing,

goodwill

is

allocated

to

the

sole

operating

segment,

Pyro

Green-Gas,

which

is
expected

to

benefit

from

the

synergies

of

the

business

combination

in

which

the

goodwill

arises

and

is compared

to

its
recoverable value.
At December

31,

2022

and

2021,

it

was

determined

that

the

recoverable

amounts

exceed

the

carrying

amount,

and
no
impairment was required.

The recoverable

amount in the

most recent

impairment test

performed was

determined using

a
pre-tax discount rate of 12.5 % and terminal growth rate of 2% (2021 - pre-tax discount rate of 8 % and terminal growth rate of 2%).